PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.8%
Asset-Backed Security 0.2%
Credit Cards
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7 (cost $118,703)	3.960%	10/13/30	100	$116,324
Commercial Mortgage-Backed Securities 5.7%
BANK, Series 2020-BN29, Class A3	1.742	11/15/53	100	96,222
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	100	104,180
Benchmark Mortgage Trust,
Series 2018-B03, Class A3	3.746	04/10/51	30	32,326
Series 2020-B19, Class A3	1.787	09/15/53	175	175,614
Series 2020-B21, Class A4	1.704	12/17/53	100	96,499
Series 2021-B23, Class A4A1	1.823	02/15/54	200	193,685
Series 2021-B24, Class A4	2.264	03/15/54	200	201,867

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	96,920
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	40	41,640
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	125	136,581
Series 2017-P08, Class A3	3.203	09/15/50	75	80,175
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	154	158,381
Series 2016-DC02, Class A5	3.765	02/10/49	25	27,562

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	43	46,418
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class AM	3.200	06/25/27	307	339,595
Series K069, Class AM	3.248(cc)	09/25/27	50	55,407
Series K070, Class AM	3.364	12/25/27	25	27,913
Series K076, Class AM	3.900	04/25/28	50	57,482
Series K077, Class AM	3.850(cc)	05/25/28	10	11,557
Series K083, Class AM	4.030(cc)	10/25/28	25	29,172

GS Mortgage Securities Trust, Series 2020-GC47, Class A4	2.125	05/12/53	100	99,955
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	138,589

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559%	08/15/49	19	$20,286
Series 2016-JP04, Class A3	3.393	12/15/49	125	136,693
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	67	70,182
Series 2016-C32, Class A3	3.459	12/15/49	125	137,358

Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337	12/15/49	125	131,207
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	200	221,699
Series 2018-C09, Class ASB	4.090	03/15/51	60	66,904
Series 2018-C11, Class A3	4.312	06/15/51	75	82,786
Series 2018-C13, Class A3	4.069	10/15/51	200	222,830
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	135,459
Series 2017-C39, Class A3	2.878	09/15/50	100	103,833
Series 2020-C55, Class A4	2.474	02/15/53	125	127,667

Total Commercial Mortgage-Backed Securities (cost $3,583,663)				3,704,644
Corporate Bonds 25.9%
Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	30	30,036
Sr. Unsec’d. Notes	2.250	06/15/26	35	35,422
Sr. Unsec’d. Notes	2.700	02/01/27	20	20,570
Sr. Unsec’d. Notes	3.100	05/01/26	10	10,530
Sr. Unsec’d. Notes	3.600	05/01/34	30	30,472
Sr. Unsec’d. Notes	3.900	05/01/49	10	10,001
Sr. Unsec’d. Notes	4.508	05/01/23	45	48,058
Sr. Unsec’d. Notes	5.805	05/01/50	75	96,242

General Dynamics Corp., Gtd. Notes	3.500	05/15/25	105	115,598
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	2.900	03/01/25	25	26,841
Sr. Unsec’d. Notes	3.800	03/01/45	15	16,747

Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	25	30,898

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125%	11/16/28	30	$34,043
Teledyne Technologies, Inc., Sr. Unsec’d. Notes	2.250	04/01/28	65	65,337
				570,795
Agriculture 0.3%
Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	75	68,997
Gtd. Notes	4.800	02/14/29	5	5,690
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.215	09/06/26	15	15,880
Gtd. Notes	3.557	08/15/27	30	31,955
Gtd. Notes	4.700	04/02/27	10	11,277
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	1.125	05/01/23	10	10,153
Sr. Unsec’d. Notes	2.625	03/06/23	50	52,091
				196,043
Airlines 0.2%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	21	22,495
Southwest Airlines Co.,
Sr. Unsec’d. Notes	2.625	02/10/30	20	20,156
Sr. Unsec’d. Notes	4.750	05/04/23	40	43,211
Sr. Unsec’d. Notes	5.125	06/15/27	30	35,078
				120,940
Auto Manufacturers 0.3%
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	5	6,581
Sr. Unsec’d. Notes	6.600	04/01/36	10	13,311
Sr. Unsec’d. Notes	6.750	04/01/46	70	96,277

General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	70	76,261
				192,430

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 5.4%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687%(ff)	04/22/32	145	$146,593
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	345	384,862
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	75	84,073

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.645(ff)	06/24/31	150	148,971
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	25	24,978
Sr. Unsec’d. Notes	2.572(ff)	06/03/31	70	70,324
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	35	35,493
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	115	119,895
Sr. Unsec’d. Notes	3.400	05/01/26	45	49,279
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	60	66,108
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	20	22,325
Sr. Unsec’d. Notes	4.075(ff)	04/23/29	50	56,144
Sr. Unsec’d. Notes	4.650	07/30/45	50	61,463

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes	4.550	04/17/26	100	112,635
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, Series D	5.000	02/14/22	50	51,646
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	40	38,019
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	10	10,045
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	100	110,507
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	175	198,086

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.583(ff)	06/19/29	85	96,431
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	30	30,268
Sr. Unsec’d. Notes	2.525(ff)	11/19/41	10	9,123
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	25	25,107
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	15	15,393
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	260	283,575
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	105,233
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	65	74,966
Sub. Notes	3.875	09/10/24	60	65,598
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	5	5,070
Sr. Unsec’d. Notes	4.375	01/22/47	55	66,189
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	170	187,817

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	4.431%(ff)	01/23/30	70	$80,733
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	55	51,609
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	80	75,879

Natwest Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269(ff)	03/22/25	30	32,718
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900	04/29/24	50	54,645
Truist Bank, Sr. Unsec’d. Notes	2.750	05/01/23	20	20,924
Truist Financial Corp., Sr. Unsec’d. Notes	2.700	01/27/22	20	20,320
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	59,304
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	70	70,777
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	185	191,983
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	90	96,624
				3,511,732
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	20	23,656
Gtd. Notes	4.900	02/01/46	90	107,515
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.750	01/23/29	80	93,890
Gtd. Notes	5.550	01/23/49	30	38,778
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	20	22,174
Gtd. Notes	4.400	11/15/25	10	11,322

PepsiCo, Inc., Sr. Unsec’d. Notes	2.750	03/05/22	75	76,595
				373,930
Biotechnology 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26	180	190,500

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	20	$20,264
Regeneron Pharmaceuticals, Inc., Sr. Unsec’d. Notes	2.800	09/15/50	15	13,068
				223,832
Building Materials 0.2%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	30	30,219
Owens Corning,
Sr. Unsec’d. Notes	4.200	12/01/24	35	38,581
Sr. Unsec’d. Notes	4.300	07/15/47	35	39,146

Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	35	40,968
				148,914
Chemicals 0.7%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26	55	60,691
Sr. Unsec’d. Notes	4.625	10/01/44	20	23,487
Sr. Unsec’d. Notes	5.550	11/30/48	10	13,388

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.493	11/15/25	65	73,867
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	15	16,112
Sr. Unsec’d. Notes	4.500	10/01/49	25	29,217

LYB International Finance BV, Gtd. Notes	4.875	03/15/44	45	53,586
LYB International Finance III LLC,
Gtd. Notes	2.250	10/01/30	5	4,884
Gtd. Notes	3.375	05/01/30	70	74,928
Gtd. Notes	3.375	10/01/40	5	5,043
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500	06/01/23	50	52,617
Sr. Unsec’d. Notes	5.250	01/15/45	35	44,666

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500%	06/01/47	10	$11,919
				464,405
Commercial Services 0.3%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	15	16,084
Cintas Corp. No. 2, Gtd. Notes	3.700	04/01/27	20	22,357
Equifax, Inc., Sr. Unsec’d. Notes	2.600	12/01/24	30	31,765
IHS Markit Ltd., Sr. Unsec’d. Notes	4.125	08/01/23	5	5,362
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	9,704
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	5,169
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	13,835

University of Southern California, Unsec’d. Notes, Series 2017	3.841	10/01/47	10	11,701
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	09/12/22	20	20,972
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	45	42,041
				178,990
Computers 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	155	170,312
Sr. Unsec’d. Notes	3.850	08/04/46	75	86,098

Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	35	34,933
				291,343
Diversified Financial Services 0.5%
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20	20,994

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	20	$22,362
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	3.373	11/15/25	135	147,069
Jefferies Group LLC, Sr. Unsec’d. Notes	2.750	10/15/32	55	54,289
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	20	21,684
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	25	26,906
Visa, Inc., Sr. Unsec’d. Notes	2.700	04/15/40	5	4,967
				298,271
Electric 3.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.800	10/01/47	30	31,578
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	25	24,305

AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.750	12/01/47	25	27,473
Alabama Power Co., Sr. Unsec’d. Notes	3.850	12/01/42	15	16,621
Ameren Illinois Co., Sr. Sec’d. Notes	4.150	03/15/46	30	35,094
Appalachian Power Co., Sr. Unsec’d. Notes, Series X	3.300	06/01/27	10	10,835
Arizona Public Service Co., Sr. Unsec’d. Notes	2.600	08/15/29	10	10,351
Atlantic City Electric Co., First Mortgage	2.300	03/15/31	10	9,964
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125	04/01/36	80	109,615
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	25	28,389
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	25	25,809
Commonwealth Edison Co.,
First Mortgage	4.600	08/15/43	45	55,085
First Mortgage, Series 123	3.750	08/15/47	5	5,529

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Dominion Energy South Carolina, Inc.,
First Mortgage	5.100%	06/01/65	15	$20,662
First Mortgage	5.450	02/01/41	20	26,472

DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	20	22,159
DTE Energy Co., Sr. Unsec’d. Notes	3.800	03/15/27	50	55,497
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	17,698
First Ref. Mortgage	4.000	09/30/42	40	45,701

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	79,064
Duke Energy Florida LLC, First Mortgage	6.350	09/15/37	15	21,495
Duke Energy Indiana LLC, First Mortgage, Series YYY	3.250	10/01/49	45	45,653
Entergy Louisiana LLC, Collateral Trust	4.200	04/01/50	10	11,814
Entergy Texas, Inc., First Mortgage	1.750	03/15/31	50	47,006
Evergy Kansas Central, Inc., First Mortgage	4.125	03/01/42	15	17,152
Eversource Energy, Sr. Unsec’d. Notes, Series R	1.650	08/15/30	15	14,096
Exelon Corp., Sr. Unsec’d. Notes	5.625	06/15/35	5	6,436
Florida Power & Light Co., First Mortgage	5.250	02/01/41	25	33,412
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	7,506
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	35	36,226
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	10	12,270
Louisville Gas & Electric Co., First Mortgage	5.125	11/15/40	5	6,201
Nevada Power Co., General Ref. Mortgage, Series R	6.750	07/01/37	10	14,303
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.750	11/01/29	30	31,187

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Northern States Power Co., First Mortgage	3.600%	09/15/47	15	$16,434
Ohio Power Co., Sr. Unsec’d. Notes	4.000	06/01/49	20	22,760
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	30	30,024
First Mortgage	3.950	12/01/47	40	36,925
First Mortgage	4.500	07/01/40	15	15,101
PacifiCorp,
First Mortgage	5.250	06/15/35	45	57,632
First Mortgage	6.000	01/15/39	25	34,577

PECO Energy Co., First Mortgage	2.800	06/15/50	20	19,076
PPL Capital Funding, Inc.,
Gtd. Notes	4.125	04/15/30	30	33,984
Gtd. Notes	4.700	06/01/43	35	41,933
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	17,051
First Mortgage	4.150	10/01/45	20	23,129
First Mortgage	6.250	05/15/39	10	14,017

PSEG Power LLC, Gtd. Notes	3.850	06/01/23	140	149,284
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.200	08/01/49	10	10,420
First Mortgage, MTN	3.600	12/01/47	5	5,464
First Mortgage, MTN	3.650	09/01/28	30	33,426
First Ref. Mortgage, MTN	3.950	05/01/42	10	11,497
Puget Energy, Inc.,
Sr. Sec’d. Notes	3.650	05/15/25	20	21,559
Sr. Sec’d. Notes	4.100	06/15/30	35	38,507
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	5,467
First Mortgage, Series UUU	3.320	04/15/50	25	25,647

Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	25	27,000
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	30	31,366
First Ref. Mortgage	4.650	10/01/43	40	46,014
First Ref. Mortgage, Series C	3.500	10/01/23	50	53,164

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Tampa Electric Co., Sr. Unsec’d. Notes	4.450%	06/15/49	20	$24,368
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	27,322
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	13,566

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.000	06/15/28	70	78,526
				1,927,898
Electronics 0.1%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	2.300	03/12/31	50	49,179
FLIR Systems, Inc., Sr. Unsec’d. Notes	2.500	08/01/30	5	4,969
				54,148
Foods 0.1%
Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26	5	5,313
Mondelez International, Inc., Sr. Unsec’d. Notes	2.750	04/13/30	25	25,813
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.000	03/01/26	60	67,083
				98,209
Forest Products & Paper 0.1%
International Paper Co., Sr. Unsec’d. Notes	5.000	09/15/35	30	36,903
Gas 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	15	15,411

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas (cont’d.)
NiSource, Inc., Sr. Unsec’d. Notes	4.800%	02/15/44	25	$30,084
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	28,453
				73,948
Hand/Machine Tools 0.0%
Stanley Black & Decker, Inc., Sr. Unsec’d. Notes	2.750	11/15/50	35	32,293
Healthcare-Products 0.1%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900	11/30/46	25	32,840
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	10,760
Sr. Unsec’d. Notes	3.375	11/01/25	10	10,944

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.133	03/25/25	10	11,128
				65,672
Healthcare-Services 1.2%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	15,805
Aetna, Inc., Sr. Unsec’d. Notes	2.750	11/15/22	50	51,453
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	9,452
Anthem, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	90	99,991
Sr. Unsec’d. Notes	4.625	05/15/42	25	29,903
Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	15,538
Unsec’d. Notes	4.847	11/15/53	30	40,453

Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	1.777	11/15/30	30	28,834
Children’s Health System of Texas, Unsec’d. Notes	2.511	08/15/50	10	8,947

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115%	01/01/47	10	$12,031
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	20	21,162
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	20	24,064
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	39,376
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	9,856

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	25	23,205
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	10	10,568
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	45	52,950
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	17,485
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	5,028
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	10,299
Unsec’d. Notes, Series H	2.746	10/01/26	30	32,037
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	29,720
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	17,229

Sutter Health, Unsec’d. Notes, Series 2018	4.091	08/15/48	45	51,976
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/15/25	90	100,195
Sr. Unsec’d. Notes	3.875	08/15/59	5	5,589
Sr. Unsec’d. Notes	4.250	06/15/48	25	29,601
				792,747
Insurance 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	85	98,261
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	45	50,963

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%	03/15/26	50	$54,781
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	30	42,162
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	27,791
Sr. Unsec’d. Notes	3.950	05/15/24	35	38,028

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	25	25,143
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	5	5,238
Sr. Unsec’d. Notes	4.350	03/01/48	5	5,695

Loews Corp., Sr. Unsec’d. Notes	3.200	05/15/30	15	16,004
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	40	45,465
Sr. Unsec’d. Notes	4.300	11/01/47	15	17,254
				426,785
Internet 0.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	2.800	08/22/24	10	10,725
Iron/Steel 0.0%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	2.400	06/15/25	10	10,457
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600	04/15/24	5	5,324
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	47,878
				53,202
Machinery-Diversified 0.3%
John Deere Capital Corp.,
Sr. Unsec’d. Notes	2.800	01/27/23	10	10,446
Sr. Unsec’d. Notes, MTN	2.650	06/24/24	10	10,648
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	30	31,427

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450%	11/15/26	60	$65,226
Gtd. Notes	4.950	09/15/28	10	11,493

Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	35	38,220
				167,460
Media 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	105	99,126
Sr. Sec’d. Notes	4.800	03/01/50	15	16,485
Sr. Sec’d. Notes	5.375	04/01/38	45	53,479
Sr. Sec’d. Notes	6.484	10/23/45	50	66,160
Comcast Corp.,
Gtd. Notes	3.450	02/01/50	75	78,359
Gtd. Notes	3.750	04/01/40	10	11,049
Gtd. Notes	4.600	08/15/45	55	67,350
Gtd. Notes	4.650	07/15/42	10	12,266
Discovery Communications LLC,
Gtd. Notes	4.125	05/15/29	10	11,030
Gtd. Notes	5.300	05/15/49	25	29,917
Gtd. Notes, 144A	4.000	09/15/55	76	74,445
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	21,591
Sr. Unsec’d. Notes	5.850	09/01/43	20	25,666

Walt Disney Co. (The), Gtd. Notes	7.300	04/30/28	95	126,077
				693,000
Mining 0.4%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.700	05/30/41	35	45,875
Gtd. Notes	5.750	05/01/43	30	40,178

Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950	10/15/39	20	27,015
Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27	65	74,070

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Newmont Corp.,
Gtd. Notes	2.250%	10/01/30	20	$19,614
Gtd. Notes	2.800	10/01/29	40	41,403
Gtd. Notes	5.450	06/09/44	15	19,732
				267,887
Miscellaneous Manufacturing 0.1%
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	15	17,411
Textron, Inc., Sr. Unsec’d. Notes	2.450	03/15/31	55	54,280
				71,691
Oil & Gas 1.0%
BP Capital Markets America, Inc., Gtd. Notes	3.245	05/06/22	60	61,814
Chevron Corp., Sr. Unsec’d. Notes	3.078	05/11/50	15	14,657
Chevron USA, Inc., Gtd. Notes	6.000	03/01/41	20	28,306
ConocoPhillips,
Gtd. Notes, 144A	2.400	02/15/31	15	14,875
Gtd. Notes, 144A	3.750	10/01/27	40	44,546
Gtd. Notes, 144A	4.300	08/15/28	70	79,838
Gtd. Notes, 144A	4.875	10/01/47	5	6,242

ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	30	35,025
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	10	11,843
Diamondback Energy, Inc.,
Gtd. Notes	3.125	03/24/31	45	45,431
Gtd. Notes	3.500	12/01/29	35	36,676
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26	30	33,686
Sr. Unsec’d. Notes	5.875	09/18/23	70	76,966

EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	25	27,437

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Equinor ASA (Norway), Gtd. Notes	3.700%	04/06/50	20	$21,699
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	20	22,466
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30	40	37,382
Sr. Unsec’d. Notes	2.150	01/15/31	20	18,918

Total Capital International SA (France), Gtd. Notes	2.829	01/10/30	25	26,288
Valero Energy Corp., Sr. Unsec’d. Notes	4.000	04/01/29	20	21,828
				665,923
Oil & Gas Services 0.0%
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	25	27,122
Packaging & Containers 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A	0.950	02/15/24	35	34,958
Sr. Sec’d. Notes, 144A	1.570	01/15/26	55	54,638
				89,596
Pharmaceuticals 2.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	10	10,684
Sr. Unsec’d. Notes	4.250	11/21/49	165	187,460
Sr. Unsec’d. Notes	4.550	03/15/35	40	47,305
Sr. Unsec’d. Notes	4.700	05/14/45	45	53,610

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	32	35,034
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.250	10/26/49	45	53,356
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	120	136,767
Gtd. Notes	4.900	12/15/48	15	18,536
Sr. Unsec’d. Notes	2.375	03/15/31	20	19,747
Sr. Unsec’d. Notes	2.400	03/15/30	10	10,005

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cigna Corp., (cont’d.)
Sr. Unsec’d. Notes	3.400%	03/15/50	45	$44,692
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	37	42,106
Sr. Unsec’d. Notes	4.780	03/25/38	35	41,850
Sr. Unsec’d. Notes	5.050	03/25/48	50	61,534
Sr. Unsec’d. Notes	5.125	07/20/45	40	49,817

GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	46,181
Johnson & Johnson,
Sr. Unsec’d. Notes	2.100	09/01/40	15	13,737
Sr. Unsec’d. Notes	3.625	03/03/37	45	50,994
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.400	09/15/22	100	102,426
Sr. Unsec’d. Notes	3.400	03/07/29	15	16,641
Mylan, Inc.,
Gtd. Notes	4.200	11/29/23	30	32,326
Gtd. Notes	5.200	04/15/48	75	87,177

Pfizer, Inc., Sr. Unsec’d. Notes	2.550	05/28/40	35	33,596
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	2.050	03/31/30	135	130,742
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40	10	10,196
Gtd. Notes, 144A	4.000	06/22/50	50	49,761

Wyeth LLC, Gtd. Notes	6.450	02/01/24	50	57,963
				1,444,243
Pipelines 1.4%
Energy Transfer LP,
Sr. Unsec’d. Notes	3.900	07/15/26	50	54,089
Sr. Unsec’d. Notes	4.200	04/15/27	30	32,807
Sr. Unsec’d. Notes	4.750	01/15/26	40	44,655
Sr. Unsec’d. Notes	4.900	03/15/35	30	32,773
Sr. Unsec’d. Notes	5.300	04/15/47	10	10,690
Sr. Unsec’d. Notes	6.625	10/15/36	10	12,452
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	5	4,610

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC, (cont’d.)
Gtd. Notes	4.850%	03/15/44	105	$122,507

Kinder Morgan, Inc., Gtd. Notes	3.250	08/01/50	5	4,538
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	20	21,223
Sr. Unsec’d. Notes	3.950	03/01/50	40	40,703
Sr. Unsec’d. Notes	4.200	10/03/47	10	10,460
MPLX LP,
Sr. Unsec’d. Notes	4.125	03/01/27	10	11,141
Sr. Unsec’d. Notes	4.500	07/15/23	20	21,463
Sr. Unsec’d. Notes	4.500	04/15/38	20	21,999
Sr. Unsec’d. Notes	4.700	04/15/48	50	54,861
Sr. Unsec’d. Notes	4.800	02/15/29	50	57,649

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	36,140
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	95	96,459
Gtd. Notes	4.450	09/01/49	25	25,952
Gtd. Notes	4.950	07/13/47	10	10,993
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	3.750	03/01/28	10	10,776
Sr. Unsec’d. Notes	4.900	10/01/46	25	28,154
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	25	25,371
Sr. Unsec’d. Notes	3.800	09/15/30	5	5,148
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	40	42,280
Sr. Unsec’d. Notes	4.600	03/15/48	30	34,834
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	33,042
Sr. Unsec’d. Notes	4.850	03/01/48	5	5,673
				913,442
Real Estate Investment Trusts (REITs) 0.6%
Boston Properties LP, Sr. Unsec’d. Notes	3.850	02/01/23	20	20,976
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	15	14,585

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	3.000%	01/15/30	20	$20,897
Kimco Realty Corp., Sr. Unsec’d. Notes	1.900	03/01/28	25	24,714
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	10	10,673
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	20	20,145
Sr. Unsec’d. Notes	3.375	10/01/24	70	75,402
Sr. Unsec’d. Notes	3.500	09/01/25	5	5,464
Sr. Unsec’d. Notes	3.750	02/01/24	10	10,779

Spirit Realty LP, Gtd. Notes	2.700	02/15/32	25	24,291
Ventas Realty LP, Gtd. Notes	3.850	04/01/27	15	16,685
VEREIT Operating Partnership LP, Gtd. Notes	3.100	12/15/29	45	47,398
Welltower, Inc., Sr. Unsec’d. Notes	2.700	02/15/27	10	10,600
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000	04/15/30	65	72,831
WP Carey, Inc., Sr. Unsec’d. Notes	2.250	04/01/33	35	33,014
				408,454
Retail 0.5%
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	5	4,642
Sr. Unsec’d. Notes	3.750	04/18/29	30	32,899

Costco Wholesale Corp., Sr. Unsec’d. Notes	1.600	04/20/30	15	14,506
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200	05/15/28	30	34,055
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.750	02/15/24	125	135,411
Sr. Unsec’d. Notes	3.900	06/15/47	30	34,311

Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	21,693

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	5	$5,553
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	30,191

O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	1.750	03/15/31	15	14,055
				327,316
Semiconductors 0.3%
Broadcom, Inc.,
Gtd. Notes	3.150	11/15/25	13	13,930
Gtd. Notes	4.110	09/15/28	75	82,712
Gtd. Notes, 144A	3.500	02/15/41	25	24,122
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	62	62,857
				183,621
Software 0.7%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	25	24,802
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750	07/01/24	5	5,306
Sr. Unsec’d. Notes	3.850	06/01/25	15	16,542

Intuit, Inc., Sr. Unsec’d. Notes	1.350	07/15/27	5	4,947
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	38	35,349
Sr. Unsec’d. Notes	2.875	02/06/24	85	90,519
Sr. Unsec’d. Notes	2.921	03/17/52	52	52,008
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	100	105,875
Sr. Unsec’d. Notes	2.950	05/15/25	85	90,814

ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	30	27,401
				453,563
Telecommunications 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	100	100,447

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.500%	06/01/41	110	$108,585
Sr. Unsec’d. Notes, 144A	2.550	12/01/33	19	18,104
Sr. Unsec’d. Notes, 144A	3.550	09/15/55	105	96,758
Sr. Unsec’d. Notes, 144A	3.800	12/01/57	30	28,638
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	2.050	02/15/28	50	49,674
Sr. Sec’d. Notes, 144A	3.000	02/15/41	110	103,105
Sr. Sec’d. Notes, 144A	3.875	04/15/30	15	16,368
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	10	9,281
Sr. Unsec’d. Notes	3.400	03/22/41	45	46,063
Sr. Unsec’d. Notes	4.016	12/03/29	45	50,873
Sr. Unsec’d. Notes	4.522	09/15/48	163	193,102
				820,998
Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	81,246
CSX Corp.,
Sr. Unsec’d. Notes	3.800	03/01/28	40	44,592
Sr. Unsec’d. Notes	3.800	04/15/50	15	16,208
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	20	21,675
Sr. Unsec’d. Notes	3.250	02/05/50	40	39,885
Sr. Unsec’d. Notes	3.600	09/15/37	10	10,871
Sr. Unsec’d. Notes	3.750	02/05/70	5	5,167
				219,644

Total Corporate Bonds (cost $16,418,354)				16,908,572
Municipal Bonds 0.9%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	35	44,721

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 0.4%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263%	04/01/49	100	$157,769
Taxable, Revenue Bonds	2.574	04/01/31	15	15,672

Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	20	27,823
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	49,237
				250,501
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	25	28,392
Michigan 0.1%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384	12/01/40	15	15,784
University of Michigan, Taxable, Revenue Bonds, Series B	2.437	04/01/40	25	24,159
				39,943
New Jersey 0.2%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	60	96,490
New York 0.0%
Port Authority of New York & New Jersey, Revenue Bonds	4.458	10/01/62	15	18,942
Ohio 0.1%
JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	5,102
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.048	12/01/56	12	14,856
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	32,608
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	13,206
				65,772

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 0.0%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922%	12/31/49	15	$16,111

Total Municipal Bonds (cost $521,378)				560,872
Sovereign Bonds 1.5%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625	03/29/41	16	25,848
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	216,800
Israel Government International Bond (Israel), Sr. Unsec’d. Notes	2.875	03/16/26	225	242,995
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.000	10/02/23	100	108,317
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	70,266

Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750	01/14/31	100	146,583
Province of Quebec (Canada), Debentures, Series NN	7.125	02/09/24	40	47,118
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	10	12,349
Sr. Unsec’d. Notes	5.100	06/18/50	55	68,797

Total Sovereign Bonds (cost $926,703)				939,073
U.S. Government Agency Obligations 29.2%
Federal Home Loan Bank	3.250	11/16/28	70	79,318
Federal Home Loan Mortgage Corp.	0.375	05/05/23	105	105,380
Federal Home Loan Mortgage Corp.	1.500	10/01/50	248	242,846
Federal Home Loan Mortgage Corp.	2.000	01/01/32	46	47,589
Federal Home Loan Mortgage Corp.	2.000	12/01/50	492	496,830
Federal Home Loan Mortgage Corp.	2.500	07/01/31	118	123,939
Federal Home Loan Mortgage Corp.	2.500	04/01/51	318	330,218
Federal Home Loan Mortgage Corp.	3.000	02/01/32	34	35,989
Federal Home Loan Mortgage Corp.	3.000	02/01/32	37	39,215
Federal Home Loan Mortgage Corp.	3.000	01/01/37	14	14,451
Federal Home Loan Mortgage Corp.	3.000	12/01/37	21	21,995

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	12/01/42	113	$121,059
Federal Home Loan Mortgage Corp.	3.000	11/01/46	39	41,274
Federal Home Loan Mortgage Corp.	3.000	01/01/47	242	257,172
Federal Home Loan Mortgage Corp.	3.000	03/01/47	159	168,346
Federal Home Loan Mortgage Corp.	3.000	12/01/47	103	108,372
Federal Home Loan Mortgage Corp.	3.000	12/01/47	161	169,492
Federal Home Loan Mortgage Corp.	3.500	11/01/37	23	24,725
Federal Home Loan Mortgage Corp.	3.500	06/01/42	33	36,192
Federal Home Loan Mortgage Corp.	3.500	04/01/46	49	52,550
Federal Home Loan Mortgage Corp.	3.500	11/01/47	62	66,554
Federal Home Loan Mortgage Corp.	3.500	11/01/47	83	89,061
Federal Home Loan Mortgage Corp.	3.500	02/01/48	233	249,188
Federal Home Loan Mortgage Corp.	4.000	10/01/45	43	46,714
Federal Home Loan Mortgage Corp.	4.000	05/01/46	90	97,662
Federal Home Loan Mortgage Corp.	4.000	03/01/47	56	60,221
Federal Home Loan Mortgage Corp.	4.000	01/01/48	97	104,086
Federal Home Loan Mortgage Corp.	4.500	07/01/47	93	102,268
Federal Home Loan Mortgage Corp.	4.500	12/01/48	27	29,719
Federal Home Loan Mortgage Corp.	6.250	07/15/32	30	43,469
Federal National Mortgage Assoc.	0.500	06/17/25	50	49,675
Federal National Mortgage Assoc.	0.500	11/07/25	30	29,706
Federal National Mortgage Assoc.	0.625	04/22/25	15	14,995
Federal National Mortgage Assoc.	0.750	10/08/27	110	106,728
Federal National Mortgage Assoc.	0.875	08/05/30	50	46,682
Federal National Mortgage Assoc.	1.500	02/01/51	248	243,158
Federal National Mortgage Assoc.	2.000	07/01/40	248	253,293
Federal National Mortgage Assoc.	2.000	01/01/41	509	520,084
Federal National Mortgage Assoc.	2.000	05/01/41	487	494,155
Federal National Mortgage Assoc.	2.000	09/01/50	386	390,254
Federal National Mortgage Assoc.	2.000	12/01/50	188	190,335
Federal National Mortgage Assoc.	2.000	01/01/51	349	352,725
Federal National Mortgage Assoc.	2.500	TBA	750	776,229
Federal National Mortgage Assoc.	2.500	TBA	1,000	1,037,422
Federal National Mortgage Assoc.	2.500	02/05/24	95	100,770
Federal National Mortgage Assoc.	2.500	06/01/28	105	110,412
Federal National Mortgage Assoc.	2.500	01/01/32	111	117,101
Federal National Mortgage Assoc.	2.500	02/01/43	47	49,439
Federal National Mortgage Assoc.	2.500	09/01/46	46	47,648
Federal National Mortgage Assoc.	2.500	09/01/46	87	90,974
Federal National Mortgage Assoc.	2.500	05/01/50	235	244,183
Federal National Mortgage Assoc.	2.500	08/01/50	460	478,070
Federal National Mortgage Assoc.	2.500	10/01/50	566	588,087

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	04/01/51	438	$454,897
Federal National Mortgage Assoc.	3.000	11/01/28	63	67,118
Federal National Mortgage Assoc.	3.000	01/01/30	133	140,115
Federal National Mortgage Assoc.	3.000	12/01/36	43	45,654
Federal National Mortgage Assoc.	3.000	10/01/42	21	23,063
Federal National Mortgage Assoc.	3.000	02/01/43	259	277,048
Federal National Mortgage Assoc.	3.000	04/01/43	72	76,567
Federal National Mortgage Assoc.	3.000	08/01/43	198	212,032
Federal National Mortgage Assoc.	3.000	01/01/47	242	256,058
Federal National Mortgage Assoc.	3.000	02/01/47	164	173,123
Federal National Mortgage Assoc.	3.000	01/01/50	157	164,523
Federal National Mortgage Assoc.	3.500	08/01/31	39	42,266
Federal National Mortgage Assoc.	3.500	10/01/32	24	25,390
Federal National Mortgage Assoc.	3.500	06/01/33	34	36,273
Federal National Mortgage Assoc.	3.500	01/01/42	104	113,337
Federal National Mortgage Assoc.	3.500	03/01/42	99	108,167
Federal National Mortgage Assoc.	3.500	10/01/42	265	288,776
Federal National Mortgage Assoc.	3.500	11/01/42	69	75,407
Federal National Mortgage Assoc.	3.500	08/01/43	90	98,355
Federal National Mortgage Assoc.	3.500	03/01/45	151	163,424
Federal National Mortgage Assoc.	3.500	01/01/46	33	35,743
Federal National Mortgage Assoc.	3.500	12/01/46	311	333,386
Federal National Mortgage Assoc.	3.500	01/01/47	72	77,939
Federal National Mortgage Assoc.	3.500	09/01/47	109	116,929
Federal National Mortgage Assoc.	3.500	07/01/49	228	242,392
Federal National Mortgage Assoc.	4.000	01/01/41	169	186,729
Federal National Mortgage Assoc.	4.000	04/01/41	98	108,573
Federal National Mortgage Assoc.	4.000	02/01/47	135	145,791
Federal National Mortgage Assoc.	4.000	04/01/48	225	242,186
Federal National Mortgage Assoc.	4.000	12/01/48	216	231,922
Federal National Mortgage Assoc.	4.000	03/01/49	455	487,377
Federal National Mortgage Assoc.	4.500	03/01/41	99	109,989
Federal National Mortgage Assoc.	4.500	02/01/44	94	105,316
Federal National Mortgage Assoc.	4.500	01/01/45	93	104,450
Federal National Mortgage Assoc.	4.500	04/01/48	85	92,972
Federal National Mortgage Assoc.	4.500	05/01/48	22	24,152
Federal National Mortgage Assoc.	4.500	08/01/48	30	32,377
Federal National Mortgage Assoc.	4.500	02/01/49	26	28,314
Federal National Mortgage Assoc.	5.000	11/01/35	117	134,590
Federal National Mortgage Assoc.	5.000	06/01/40	26	29,127
Federal National Mortgage Assoc.	5.000	03/01/42	56	65,013
Federal National Mortgage Assoc.	6.625	11/15/30	15	21,485

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	2.500%	TBA	500	$519,727
Government National Mortgage Assoc.	2.500	03/20/43	11	11,472
Government National Mortgage Assoc.	2.500	12/20/46	21	22,271
Government National Mortgage Assoc.	3.000	01/20/43	101	108,030
Government National Mortgage Assoc.	3.000	04/20/45	47	50,371
Government National Mortgage Assoc.	3.000	07/20/46	88	92,798
Government National Mortgage Assoc.	3.000	09/20/46	90	95,110
Government National Mortgage Assoc.	3.000	11/20/46	63	66,319
Government National Mortgage Assoc.	3.000	03/20/49	124	129,651
Government National Mortgage Assoc.	3.000	12/20/49	332	347,039
Government National Mortgage Assoc.	3.000	05/20/50	211	220,632
Government National Mortgage Assoc.	3.500	12/20/42	206	223,039
Government National Mortgage Assoc.	3.500	01/20/44	60	65,094
Government National Mortgage Assoc.	3.500	04/20/45	35	38,090
Government National Mortgage Assoc.	3.500	07/20/46	164	175,495
Government National Mortgage Assoc.	3.500	08/20/46	246	264,292
Government National Mortgage Assoc.	3.500	09/20/46	38	41,000
Government National Mortgage Assoc.	3.500	06/20/47	98	104,882
Government National Mortgage Assoc.	3.500	07/20/47	110	117,573
Government National Mortgage Assoc.	3.500	11/20/47	74	79,249
Government National Mortgage Assoc.	4.000	12/20/45	103	113,629
Government National Mortgage Assoc.	4.000	10/20/46	6	6,869
Government National Mortgage Assoc.	4.000	03/20/47	57	61,694
Government National Mortgage Assoc.	4.000	07/20/47	75	81,149
Government National Mortgage Assoc.	4.000	09/20/47	191	205,930
Government National Mortgage Assoc.	4.000	03/20/49	34	36,563
Government National Mortgage Assoc.	4.500	04/20/41	19	21,308
Government National Mortgage Assoc.	4.500	03/20/44	50	56,247
Government National Mortgage Assoc.	4.500	12/20/44	47	52,513
Government National Mortgage Assoc.	4.500	11/20/46	27	30,192
Government National Mortgage Assoc.	4.500	01/20/47	8	9,268
Government National Mortgage Assoc.	5.000	04/20/45	33	38,351
Government National Mortgage Assoc.	5.500	12/15/33	14	15,962
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	25,044

Total U.S. Government Agency Obligations (cost $18,645,761)				19,063,217
U.S. Treasury Obligations 35.4%
U.S. Treasury Bonds	1.375	11/15/40	1,075	936,930
U.S. Treasury Bonds	1.375	08/15/50	225	180,492
U.S. Treasury Bonds	1.625	11/15/50	63	53,496

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds	1.875%	02/15/41	135	$128,482
U.S. Treasury Bonds	2.500	02/15/46	410	427,489
U.S. Treasury Bonds	3.000	11/15/44	90	102,445
U.S. Treasury Bonds	3.000	02/15/47	890	1,017,471
U.S. Treasury Bonds	3.625	08/15/43	1,280	1,602,400
U.S. Treasury Bonds	3.750	11/15/43	375	478,184
U.S. Treasury Bonds	6.250	08/15/23	790	898,193
U.S. Treasury Notes	0.125	09/30/22	95	95,011
U.S. Treasury Notes	0.125	09/15/23	1,232	1,228,810
U.S. Treasury Notes	0.250	09/30/25	1,280	1,254,300
U.S. Treasury Notes	0.375	04/15/24	565	565,662
U.S. Treasury Notes	0.375	04/30/25	1,570	1,556,017
U.S. Treasury Notes	0.500	03/15/23	2,159	2,172,747
U.S. Treasury Notes	0.750	03/31/26	135	134,473
U.S. Treasury Notes	0.750	04/30/26	200	199,047
U.S. Treasury Notes	1.125	02/15/31	250	238,711
U.S. Treasury Notes	1.250	03/31/28	25	24,926
U.S. Treasury Notes	1.375	02/15/23	205	209,476
U.S. Treasury Notes	1.625	11/15/22	55	56,259
U.S. Treasury Notes	1.625	04/30/23	1,310	1,347,765
U.S. Treasury Notes	1.750	09/30/22	215	219,955
U.S. Treasury Notes	1.875	04/30/22	1,625	1,654,072
U.S. Treasury Notes	2.000	02/15/25	470	495,813
U.S. Treasury Notes	2.000	08/15/25	795	839,905
U.S. Treasury Notes	2.125	06/30/22	800	818,844
U.S. Treasury Notes	2.125	07/31/24	1,760	1,857,900
U.S. Treasury Notes	2.125	05/15/25	210	222,731
U.S. Treasury Notes	2.625	02/15/29	1,107	1,206,329
U.S. Treasury Notes	3.125	11/15/28	480	540,225
U.S. Treasury Strips Coupon	1.122(s)	02/15/36	35	25,501
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	9,484
U.S. Treasury Strips Coupon	1.371(s)	05/15/42	55	33,589
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	12,330
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	15	9,068
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	35	21,026
U.S. Treasury Strips Coupon	1.920(s)	02/15/29	5	4,431
U.S. Treasury Strips Coupon	2.045(s)	11/15/36	45	32,099
U.S. Treasury Strips Coupon	2.222(s)	05/15/39	115	76,044

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.271%(s)	08/15/39	185	$121,753

Total U.S. Treasury Obligations (cost $22,937,374)				23,109,885

Total Long-Term Investments (cost $63,151,936)				64,402,587

	Shares
Short-Term Investment 6.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,183,381)(wb)	4,183,381	4,183,381

TOTAL INVESTMENTS 105.2% (cost $67,335,317)		68,585,968
Liabilities in excess of other assets (5.2)%		(3,374,672)

Net Assets 100.0%		$65,211,296

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs—Build America Bonds
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
Strips—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).